UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 3605
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            May 15, 2013
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		15
Form 13F Information Table Value Total:		146,209
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION	MGRS	AUTHORITY
AUTOBYTEL INC	COM          	05275N205	  6373	  1468337	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 17907	  8102806	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  2568	  2054192	Sh  	Sole	None	Sole
KULICKE & SOF	COM          	501242101	  1806	   156219	Sh  	Sole	None	Sole
MERCER INTERN	COM          	588056101	  1394	   201808	Sh  	Sole	None	Sole
PERION NETWOR	COM          	M78673106	  4975	   504516	Sh  	Sole	None	Sole
POWER SOLUTIO	COM          	73933G202	    72	     2776	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	  1335	   568216	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  1435	   245219	Sh  	Sole	None	Sole
ZYNGA INC - C	COM          	98986T108	  2932	   872500	Sh  	Sole	None	Sole
BOSTON BEER C	COM    		100557107	  9531	    59700	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    		464287655	 67820	   718200	PUT 	Sole	None	Sole
KULICKE & SOF	COM    		501242101	 12300	  1064000	CALL	Sole	None	Sole
POLYCOM INC  	COM    		73172K104	   885	    79900	CALL	Sole	None	Sole
ZILLOW INC-CL	COM    		98954A107	 14876	   272100	PUT 	Sole	None	Sole